10Q GOODWILL AND OTHER INTANGIBLE ASSETS - Goodwill Roll-Forward (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Roll Forward]
Goodwill, balance at beginning of period	$ 16,777,532	$ 17,226,828	$ 13,816,945	$ 14,905,260
Goodwill acquired		193,252	3,283,285	3,296
Effect of foreign currency translation	117,469	(223,564)	126,835	(66,251)
Measurement-period adjustments	3,470	19,927	(237)	(2,958)
Reclassification of goodwill to assets held for sale				(357,933)
Goodwill, balance at end of period	$ 16,898,471	$ 16,777,532	$ 17,226,828	$ 13,816,945